Trade Payables - Summary of Trade Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,609,836	¥ 1,426,333
Trade accounts and notes payable [Member]
Disclosure of financial liabilities [line items]
Trade payables	1,310,944	1,181,893
Other [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 298,892	¥ 244,440